Related Party Transactions (Details Narrative) - USD ($)													1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 14, 2021	Apr. 02, 2021	Jan. 12, 2021	Oct. 02, 2020	Sep. 11, 2020	Jul. 28, 2020	Jun. 02, 2020	Mar. 25, 2020	Nov. 13, 2019	Oct. 28, 2019	Sep. 26, 2019	Feb. 01, 2019	Apr. 30, 2020	Jan. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 09, 2020	Nov. 26, 2019	Jul. 25, 2019	Feb. 15, 2019
Related Party Transaction [Line Items]
Proceeds from convertible debt																	$ 1,091,080
Warrants to purchase common stock					363,146,765
Gain on debt extinguishment																		1,300,088	$ 1,300,088
Loan One [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate																								5.50%
Loans payable																								$ 900,000
Loan Two [Member]
Related Party Transaction [Line Items]
Debt, maturity date											Mar. 26, 2020
Debt instrument interest rate											12.00%
Advance was repaid											$ 350,000
Increase in interest rate											15.00%
Loan Three [Member]
Related Party Transaction [Line Items]
Debt, maturity date										Apr. 28, 2020
Debt instrument interest rate										12.00%
Advance was repaid										$ 150,000
Increase in interest rate										15.00%
Loan Four [Member]
Related Party Transaction [Line Items]
Debt, maturity date									May 13, 2020
Advance was repaid									$ 235,000
Increase in interest rate									15.00%
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of stock, shares issued					117,362,143
Series A Preferred Stock [Member] | Promissory Notes from April 2020 [Member]
Related Party Transaction [Line Items]
Conversion of stock, shares issued					123,031,819
Series A Preferred Stock [Member] | April Secured Note [Member]
Related Party Transaction [Line Items]
Conversion of stock, shares issued					75,162,429
Series A Preferred Stock [Member] | Hawes Notes [Member]
Related Party Transaction [Line Items]
Conversion of stock, shares issued					35,860,079
FWHC HOLDINGS, LLC [Member]
Related Party Transaction [Line Items]
Percentage of fully diluted shares owned					61.00%
Warrants issued					273,356,676
Warrants term					10 years
Warrants exercise price, per share					$ 0.014
FWHC HOLDINGS, LLC [Member] | Series D Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of stock, shares issued						15,518,111
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Related party compensation			$ 5,000												2,500		2,500
Investor [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate																						12.00%
Bill Horne [Member]
Related Party Transaction [Line Items]
Officers compensation													$ 12,500
Salary reduction per month													$ 0
Salary increase per month							$ 20,833
Deferred salary and compensation																					$ 108,000
Former CEO [Member] | Horne Management, LLC[Member] | Four Loans [Member]
Related Party Transaction [Line Items]
Related party notes payable																				1,635,000
Lender [Member] | Loan Two [Member]
Related Party Transaction [Line Items]
Warrants term																							3 years
Warrants exercise price, per share																							$ 0.75
Warrants to purchase common stock																							400,000
Lender [Member] | Loan Three [Member]
Related Party Transaction [Line Items]
Warrants term										3 years
Warrants exercise price, per share										$ 0.75
Warrants to purchase common stock										171,429
Lender [Member] | Loan Four [Member]
Related Party Transaction [Line Items]
Warrants term									3 years
Warrants exercise price, per share									$ 0.75
Warrants to purchase common stock									268,571
Mr. Raymond Monteleone [Member]
Related Party Transaction [Line Items]
Officers compensation															18,000	18,000	53,000	$ 65,000
Michael Yurkowsky [Member]
Related Party Transaction [Line Items]
Officers compensation																			12,500	5,000
Raymond Monteleone [Member]
Related Party Transaction [Line Items]
Officers compensation																			93,000	125,000
Oral Consulting Agreement [Member]
Related Party Transaction [Line Items]
Advisory service fee								$ 5,000
Audit fees								$ 2,500
Oral Consulting Agreement [Member] | Jimmy St. Louis [Member] | St. Louis Family Office, LLC [Member]
Related Party Transaction [Line Items]
Advisory service fee														$ 10,000
Audit fees																			0	68,000
Oral Consulting Agreement [Member] | Mr. Raymond Monteleone [Member]
Related Party Transaction [Line Items]
Advisory service fee												$ 10,000
Audit fees												5,000
Oral Consulting Agreement [Member] | Mr. Raymond Monteleone [Member]
Related Party Transaction [Line Items]
Audit fees												5,000
Oral Consulting Agreement [Member] | Mr. Raymond Monteleone [Member]
Related Party Transaction [Line Items]
Advisory service fee												$ 10,000
Oral Consulting Agreement [Member] | Michael Yurkowsky [Member]
Related Party Transaction [Line Items]
Audit fees			$ 4,167	$ 4,167
Officers compensation				$ 4,167											13,000	0	38,000
Oral Consulting Agreement [Member] | Mr. William Horne [Member]
Related Party Transaction [Line Items]
Officers compensation															$ 13,000	$ 0	$ 29,000
Secured Convertible Note Purchase Agreement [Member]
Related Party Transaction [Line Items]
Debt principal amount		$ 2,575,000
Debt, maturity date		Mar. 31, 2022
Debt instrument interest rate		8.00%
Debt instrument conversion discount price percentage		20.00%
Secured Convertible Note Purchase Agreement [Member] | Investor [Member] | FWHC Bridge, LLC [Member]
Related Party Transaction [Line Items]
Proceeds from convertible debt		$ 1,500,000
Secured Convertible Note Purchase Agreement [Member] | Investor [Member] | FWHC [Member]
Related Party Transaction [Line Items]
Proceeds from convertible debt		$ 25,000
Second Closing Bring Down Agreement [Member]
Related Party Transaction [Line Items]
Debt principal amount	$ 750,000
Debt, maturity date	Mar. 31, 2022
Debt instrument interest rate	8.00%
Debt instrument conversion discount price percentage	20.00%
Second Closing Bring Down Agreement [Member] | Investor [Member] | FWHC Bridge, LLC [Member]
Related Party Transaction [Line Items]
Proceeds from convertible debt	$ 437,000
Second Closing Bring Down Agreement [Member] | Investor [Member] | FWHC [Member]
Related Party Transaction [Line Items]
Proceeds from convertible debt	$ 7,500
Consulting Agreement [Member] | Strategos Public Affairs, LLC [Member]
Related Party Transaction [Line Items]
Monthly fee																			7,500						$ 4,500
Compensation expenses																			15,000	$ 71,000
April Offering [Member] | Bill Horne [Member]
Related Party Transaction [Line Items]
Gain on debt extinguishment																			$ 1,300,000
April Offering [Member] | Bill Horne [Member] | Warrants [Member]
Related Party Transaction [Line Items]
Extinguished shares																			4,368,278
April Offering [Member] | Bill Horne [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Extinguished shares																			4,368,278